PROCESSING AND SERVICING COSTS	12 Months Ended
Dec. 31, 2020
PROCESSING AND SERVICING COSTS
PROCESSING AND SERVICING COSTS

23.    PROCESSING AND SERVICING COSTS

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Market information and data fee	46,669	54,282	68,274
Cloud service fee	14,081	16,729	48,940
Data transmission fee	9,145	13,890	23,072
System cost	949	4,334	4,476
SMS service fee	1,834	1,523	2,511
Others	1,165	1,158	2,105
Total	73,843	91,916	149,378